Label	Element	Value
Class T Prospectus | Dreyfus Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000053808_SupplementTextBlock	July 27, 2017 THE DREYFUS/LAUREL FUNDS TRUST DREYFUS GLOBAL EQUITY INCOME FUND (Class T Shares) Supplement to Prospectus Dated March 31, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Global Equity Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following information supersedes and replaces any contrary information contained in “Fund Summary - Fees and Expenses” in the fund’s prospectus:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class T Prospectus | Dreyfus Global Equity Income Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 366
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	878
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	366
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	878
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,635

[1]	Restated to reflect current management fee.